INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Trademark [Member] CNY	Dec. 31, 2011 Trademark [Member] CNY	Dec. 31, 2012 Computer software [Member] CNY	Dec. 31, 2011 Computer software [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross					1,274,392	1,347,193	6,153,728	2,595,474
Less: accumulated amortization		(1,054,522)	(286,275)
Intangible assets, net	1,023,033	6,373,598	3,656,392
Amortization of intangible assets	122,681	764,312	223,926	58,219
Estimated amortization expense, 2013		833,930
Estimated amortization expense, 2014		832,747
Estimated amortization expense, 2015		780,427
Estimated amortization expense, 2016		682,373
Estimated amortization expense, 2017		570,784